UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2020

Aptus Collared Income Opportunity ETF
Ticker: ACIO

Aptus Defined Risk ETF
Ticker: DRSK

Aptus Drawdown Managed Equity ETF
Ticker: ADME

Opus Small Cap Value ETF
Ticker: OSCV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aptus ETFs

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as “ACIO” or the “Fund”. The information presented in this letter relates to ACIO’s performance period from May 1, 2020 through October 31, 2020 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of U.S.-listed equity securities of any market capitalization and buying put options or an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities or on an index tracking a portfolio of large capitalization U.S. equity securities (a “U.S. Large Cap Index”). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period, ACIO was up 9.09% at market and 9.03% at net asset value (“NAV”). Over the same period, the S&P 500® Total Return Index was up 13.29%.

The largest positive equity contributor to return for the current fiscal period was Apple, Inc. (AAPL), gaining 48.88% and adding 2.58% to the return of ACIO. The second largest contributor was Amazon.com, Inc. (AMZN), gaining 22.72% and adding 0.92% to the return of ACIO. The third largest contributor was Microsoft Corporation (MSFT), gaining 13.57% and adding 0.78% to the return of ACIO.

The largest negative equity contributor to the return for the current fiscal period was Exxon Mobil Corporation (XOM), down 28.34% and detracting 0.34% from ACIO. The second largest negative contributor was Chevron Corporation (CVX), down 23.00% and detracting 0.28% from ACIO. The third largest negative contributor was Northrop Grumman Corporation (NOC), down 11.60% and detracting 0.20% from ACIO.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. Investors’ dilemma...more stocks equals more risk; more bonds equals lower returns. We see many investors sacrificing prudence & liquidity in search of higher yields. We believe we can help the math with a focus on dividend growers. To start, we approach security selection with the idea that Total Return = Yield + Growth + Valuation Change. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. Using an internal “yield + growth” threshold as our minimum filter, we immediately eliminate

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited) (Continued)

much of the large cap universe. We take the remaining companies and select 50 U.S stocks that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market in which we can sell covered call options.

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

S&P 500® Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index. One cannot invest directly in an index.

Call Option: Call options are financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity or other asset or instrument at a specified price within a specific time period.

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

Aptus Capital Advisors is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”. The information presented in this letter relates to DRSK’s performance on May 1, 2020 through October 31, 2020 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”)

For the current fiscal period, DRSK was up 3.20% at market and 3.42% at net asset value (“NAV”). Over the same time period, the Barclays Global Aggregate Total Return index was up 1.27%.

The largest positive contributor to return for the current fiscal period was an option position in Facebook, Inc. (FB), gaining 195.59% and adding 0.56% to the return of DRSK. The second largest contributor was an option position in NVIDIA Corporation (NVDA), gaining 160.35% and adding 0.48% to the return of DRSK. The third largest contributor was an option position in Amazon.com, Inc. (AMZN), gaining 155.41% and adding 0.47% to the return of DRSK.

The largest negative contributor to the return for the current fiscal period was an option position in JPMorgan Chase & Company (JPM), down 82.07% and detracting 0.21% from DRSK. The second largest negative contributor was an option position in Union Pacific Corporation (UNP), down 65.85% and detracting 0.20% from DRSK. The third largest negative contributor was an option position in Chevron Corporation (CVX), down 76.29% and detracting 0.18% from DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment. One can pursue higher income by extending maturities or accepting poorer credit, but each of those brings its own risk. Using an “income plus” approach, we combine laddered bonds with asymmetric equity exposure. We accept market rates for a broad basket of investment-grade corporate bonds maturing annually over the next decade. This comprises approximately 90% of the strategy, with the rest pursuing equity gains using long call options. Call options can capture a significant percentage of the upside in a rising market, and limit downside to the dollars invested in those options. The asymmetric payoff opportunity of a call option enables us to seek participation in a market advance while the bulk of the portfolio owns an indexed basket of investment-grade bonds.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in Underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Bloomberg Barclays US Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. One cannot invest directly in an index.

Call Option: Call options are financial contracts that give the option buyer the right, but not the obligation, to buy a stock, bond, commodity or other asset or instrument at a specified price within a specific time period.

Put Option: A put option is a contract giving the owner the right, but not the obligation, to sell–or sell short–a specified amount of an underlying security at a pre-determined price within a specified time frame.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Aptus Drawdown Managed Equity ETF

Shareholder Letter

(Unaudited)

Dear ADME Shareholders,

Thank you for your investment in the Aptus Drawdown Managed Equity ETF, referred to herein as (“ADME” or the “Fund”). The information presented in this letter relates to ADME’s performance from May 1, 2020 through October 31, 2020 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more of such equity securities or on broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.

For the current fiscal period, ADME gained 9.62% at market and 9.30% at net asset value (“NAV”). Over the same period, the S&P 500® Total Return Index was up 13.29%.

The largest positive equity contributor to return for the current fiscal period was Apple, Inc. (AAPL) adding 2.42% to the return of ADME. The second largest contributor was NVIDIA Corporation (NVDA) adding 1.33% to the return of ADME. The third largest contributor was Pool Corporation (POOL) adding 1.10% to the return of ADME.

The largest negative equity contributor to the return for the current fiscal period was Exxon Mobil Corporation (XOM) detracting 0.26% from ADME. The second largest negative contributor was EOG Resources, Inc. (EOG) detracting 0.23% from ADME. The third largest negative contributor was Raytheon Technologies, Inc. (RTX) detracting 0.23% from ADME.

We are excited about the opportunity to give our investors access to the Aptus Drawdown Managed Equity ETF. Historically, a small group of big winners have comprised most of each year’s market gains. Rather than diluting with hundreds of mediocre holdings, we prefer to focus on 50-60 large cap names. We build from a Yield + Growth framework, tilting holdings to favor companies with solid fundamentals and reasonable valuations while avoiding those with negative price momentum. We believe there is an upside to less downside behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We build a portfolio that attempts to capture market upside, with a fraction of the downside.

Aptus Drawdown Managed Equity ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in ADME. If we can elaborate on the underlying Aptus Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments and Schedule of Written Options for a complete list of Fund holdings.

Definitions:

S&P 500® Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Aptus Capital Advisors is the adviser to the Aptus Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance period from May 1, 2020 through October 31, 2020 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index. The Fund’s equity securities primarily include common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities). The Fund will generally limit its investments in ADRs to 20% of its total assets.

For the current fiscal period, OSCV was up 15.78% at market and 16.38% at net asset value (“NAV”). For the same time period the Russell 2000® Value Total Return Index was up 12.44%.

The largest positive equity contributor to return for the current fiscal period was Logitech International (LOGI), gaining 81.13% and adding 1.57% to the return of OSCV. The second largest contributor was Pool Corporation (POOL), gaining 66.02% and adding 1.41% to the return of OSCV. The third largest contributor was Ensign Group, Inc. (ENSG), gaining 57.62% and adding 1.11% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was Brigham Minerals, Inc. (MNRL), down 28.76% and detracting 0.35% from OSCV. The second largest negative contributor was Hill-Rom Holdings, Inc. (HRC), down 18.64% and detracting 0.33% from OSCV. The third largest negative contributor was Firstcash, Inc. (FCFS), down 26.94% and detracting 0.33% from OSCV.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1.) higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management, 2.) higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends, and 3.) lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited) (Continued)

its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Definitions:

Russell 2000® Value Total Return Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000® index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States. One cannot invest directly in an index

Aptus Capital Advisors is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus ETFs

Portfolio Allocations

As of October 31, 2020 (Unaudited)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Manufacturing (a)	34.6%
Information	15.6
Retail Trade	13.5
Finance and Insurance	11.6
Administrative and Support and Waste Management and Remediation Services	5.0
Professional, Scientific, and Technical Services	4.9
Utilities	3.4
Wholesale Trade	2.7
Purchased Options	2.6
Real Estate and Rental and Leasing	2.1
Accommodation and Food Services	1.6
Other Assets in Excess of Liabilities	1.4
Transportation and Warehousing	1.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of October 31, 2020 (Unaudited) (Continued)

Aptus Defined Risk ETF

Asset Class	Percentage of Net Assets
Exchange Traded Funds	93.1%
Purchased Options	5.5
Other Assets in Excess of Liabilities	1.4
Total	100.0%

Aptus Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Manufacturing (a)	34.6%
Information	18.3
Finance and Insurance	10.9
Retail Trade	10.5
Wholesale Trade	4.6
Real Estate and Rental and Leasing	4.6
Administrative and Support and Waste Management and Remediation Services	3.9
Purchased Options	3.7
Utilities	2.3
Health Care and Social Assistance	2.0
Transportation and Warehousing	1.5
Accommodation and Food Services	1.4
Professional, Scientific, and Technical Services	1.0
Construction	0.7
Art, Entertainment, and Recreation	0.5
Mining, Quarrying, and Oil and Gas Extraction	0.3
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of October 31, 2020 (Unaudited) (Continued)

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Manufacturing (a)	29.6%
Finance and Insurance	16.2
Real Estate and Rental and Leasing	8.6
Health Care and Social Assistance	8.1
Utilities	7.4
Wholesale Trade	6.4
Professional, Scientific, and Technical Services	4.6
Information	4.4
Management of Companies and Enterprises	2.8
Transportation and Warehousing	2.3
Administrative and Support and Waste Management and Remediation Services	2.3
Construction	2.1
Other Assets in Excess of Liabilities	1.6
Arts, Entertainment, and Recreation	1.5
Retail Trade	1.3
Mining, Quarrying, and Oil and Gas Extraction	0.8
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 96.0%
	Accommodation and Food Services — 1.6%
28,575	Starbucks Corporation	$2,484,882

	Administrative and Support and Waste Management and Remediation Services — 5.0%
11,597	Accenture plc - Class A	2,515,505
14,701	Broadridge Financial Solutions, Inc.	2,022,858
8,197	Mastercard, Inc. - Class A	2,365,982
6,936	Waste Management, Inc.	748,464
		7,652,809
	Finance and Insurance — 11.6%
11,284	Berkshire Hathaway, Inc. - Class B (a)	2,278,240
4,246	BlackRock, Inc.	2,544,246
26,296	JPMorgan Chase & Company	2,578,060
16,048	Marsh & McLennan Companies, Inc.	1,660,326
31,678	Progressive Corporation	2,911,208
9,112	S&P Global, Inc.	2,940,716
9,110	UnitedHealth Group, Inc.	2,779,825
		17,692,621
	Information — 15.6%
66,476	Comcast Corporation - Class A	2,807,946
1,965	Equinix, Inc.	1,436,887
13,976	Facebook, Inc. - Class A (a)	3,677,225
20,704	Fidelity National Information Services, Inc.	2,579,511
41,106	Microsoft Corporation	8,322,732
43,690	Verizon Communications, Inc.	2,489,893
13,881	Visa, Inc. - Class A	2,522,317
		23,836,511
	Manufacturing — 34.6% (b)
11,701	Abbott Laboratories	1,229,892
31,063	AbbVie, Inc.	2,643,461
8,800	Air Products & Chemicals, Inc.	2,430,912
3,208	Alphabet, Inc. - Class C (a)	5,200,200
23,605	Analog Devices, Inc.	2,797,901
88,208	Apple, Inc.	9,602,323
13,957	Caterpillar, Inc.	2,191,947

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.0% (Continued)
	Manufacturing — 34.6% (b) (Continued)
20,187	Chevron Corporation	$1,402,997
18,012	Coca-Cola Company	865,657
30,314	Exxon Mobil Corporation	988,843
18,013	Johnson & Johnson	2,469,762
8,283	Lam Research Corporation	2,833,449
6,832	Lockheed Martin Corporation	2,392,088
25,578	Medtronic plc	2,572,379
29,714	Merck & Company, Inc.	2,234,790
7,660	Northrop Grumman Corporation	2,220,021
17,084	PepsiCo, Inc.	2,277,126
39,974	Pfizer, Inc.	1,418,278
1,127	Sherwin-Williams Company	775,353
7,246	Stryker Corporation	1,463,764
5,901	Thermo Fisher Scientific, Inc.	2,791,881
		52,803,024
	Professional, Scientific, and Technical Services — 4.9%
27,227	Booz Allen Hamilton Holding Corporation	2,137,319
23,297	International Business Machines Corporation	2,601,343
33,279	Paychex, Inc.	2,737,198
		7,475,860
	Real Estate and Rental and Leasing — 2.1%
9,317	American Tower Corporation	2,139,649
46,177	Bank of America Corporation	1,094,395
		3,234,044
	Retail Trade — 13.5%
2,380	Amazon.com, Inc. (a)	7,226,037
7,247	Costco Wholesale Corporation	2,591,672
14,805	Dollar General Corporation - Class C	3,089,951
11,077	Home Depot, Inc.	2,954,347
14,444	Target Corporation	2,198,666
18,428	Walmart, Inc.	2,556,885
		20,617,558
	Transportation and Warehousing — 1.0%
8,385	Union Pacific Corporation	1,485,738

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.0% (Continued)
	Utilities — 3.4%
13,977	American Water Works Company, Inc.	$2,103,678
41,833	NextEra Energy, Inc.	3,062,594
		5,166,272
	Wholesale Trade — 2.7%
51,985	Fastenal Company	2,247,312
13,873	Procter & Gamble Company	1,901,988
		4,149,300
	TOTAL COMMON STOCKS (Cost $133,003,822)	146,598,619

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 2.6%
	Put Options — 2.6%
400	S&P 500 Index, Expiration: 11/20/2020, Exercise Price: $3,250.00	$130,798,400	$3,972,000
	TOTAL PURCHASED OPTIONS (Cost $4,550,477)		3,972,000
	Total Investments (Cost $137,554,299) — 98.6%		150,570,619
	Other Assets in Excess of Liabilities — 1.4%		2,067,650
	TOTAL NET ASSETS — 100.0%		$152,638,269

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Written Options

October 31, 2020 (Unaudited)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (0.8)%
	Put Options — (0.8)%
(200)	S&P 500 Index, Expiration: 11/20/2020, Exercise Price: $2,950.00	$(65,399,200)	$(592,000)
	TOTAL WRITTEN OPTIONS (Premiums Received $743,471)		$(592,000)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 93.1% (a)
1,478,462	Invesco BulletShares 2020 Corporate Bond ETF	$31,358,179
2,864,654	Invesco BulletShares 2021 Corporate Bond ETF	61,045,777
2,418,083	iShares iBonds Dec 2021 Term Corporate ETF	60,476,256
3,021,759	iShares iBonds Dec 2022 Term Corporate ETF	77,417,466
3,214,337	iShares iBonds Dec 2023 Term Corporate ETF	84,312,059
2,681,969	iShares iBonds Dec 2024 Term Corporate ETF	70,723,523
2,591,859	iShares iBonds Dec 2025 Term Corporate ETF	70,213,460
	TOTAL EXCHANGE TRADED FUNDS (Cost $451,193,464)	455,546,720

Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 5.5%
	Call Options — 3.8%
300	Adobe, Inc., Expiration: 01/15/2021, Exercise Price: $465.00	$13,413,000	832,500
145	Alphabet, Inc. - Class A, Expiration: 01/15/2021, Exercise Price: $1,580.00	23,433,595	1,935,750
45	Amazon.com, Inc., Expiration: 01/15/2021, Exercise Price: $3,200.00	13,662,675	818,550
1,250	Apple, Inc., Expiration: 01/15/2021, Exercise Price: $112.50	13,607,500	815,625
6,000	Bank of America Corporation, Expiration: 01/15/2021, Exercise Price: $24.00	14,220,000	909,000
525	Broadcom, Inc., Expiration: 01/15/2021, Exercise Price: $360.00	18,355,575	916,125
550	Facebook, Inc. - Class A, Expiration: 01/15/2021, Exercise Price: $275.00	14,471,050	914,375
575	Home Depot, Inc., Expiration: 01/15/2021, Exercise Price: $270.00	15,335,825	835,187

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (b) — 5.5% (Continued)
	Call Options — 3.8% (Continued)
2,100	JPMorgan Chase & Company, Expiration: 01/15/2021, Exercise Price: $100.00	$20,588,400	$1,186,500
950	Microsoft Corporation, Expiration: 01/15/2021, Exercise Price: $210.00	19,234,650	964,250
1,200	Nike, Inc., Expiration: 01/15/2021, Exercise Price: $125.00	14,409,600	699,000
290	NVIDIA Corporation, Expiration: 01/15/2021, Exercise Price: $550.00	14,539,440	804,750
850	PayPal Holdings, Inc., Expiration: 01/15/2021, Exercise Price: $195.00	15,821,050	1,156,000
6,000	Pfizer, Inc., Expiration: 01/15/2021, Exercise Price: $36.00	21,288,000	1,230,000
1,300	Procter & Gamble Company, Expiration: 01/15/2021, Exercise Price: $135.00	17,823,000	991,250
1,000	Target Corporation, Expiration: 01/15/2021, Exercise Price: $155.00	15,222,000	867,500
1,000	T-Mobile US, Inc., Expiration: 01/15/2021, Exercise Price: $110.00	10,957,000	665,000
900	Union Pacific Corporation, Expiration: 01/15/2021, Exercise Price: $180.00	15,947,100	848,250
750	UnitedHealth Group, Inc., Expiration: 01/15/2021, Exercise Price: $310.00	22,885,500	1,359,375
			18,748,987

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (b) — 5.5% (Continued)
	Put Options — 1.7%
2,400	Invesco QQQ Trust Series 1, Expiration: 12/18/2020, Exercise Price: $280.00	$64,651,200	$4,622,400
198	S&P 500 Index, Expiration: 12/18/2020, Exercise Price: $3,350.00	64,745,208	3,687,750
			8,310,150
	TOTAL PURCHASED OPTIONS (Cost $24,171,469)		27,059,137
	Total Investments (Cost $475,364,933) — 98.6%		482,605,857
	Other Assets in Excess of Liabilities — 1.4%		6,721,946
	TOTAL NET ASSETS — 100.0%		$489,327,803

Percentages are stated as a percent of net assets.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.1%
	Accommodation and Food Services — 1.4%
6,400	Domino’s Pizza, Inc.	$2,421,248

	Administrative and Support and Waste Management and Remediation Services — 3.9%
15,820	Accenture plc - Class A	3,431,516
10,548	Mastercard, Inc. - Class A	3,044,575
		6,476,091
	Arts, Entertainment, and Recreation — 0.5%
10,719	Wynn Resorts Ltd.	776,377

	Construction — 0.7%
324	NVR, Inc. (a)	1,280,801

	Finance and Insurance — 10.9%
12,449	Berkshire Hathaway, Inc. - Class B (a)	2,513,453
5,634	BlackRock, Inc.	3,375,949
7,620	First Republic Bank/CA	961,187
22,451	JPMorgan Chase & Company	2,201,096
3,533	MarketAxess Holdings, Inc.	1,903,757
9,781	MSCI, Inc.	3,421,785
6,493	PNC Financial Services Group, Inc.	726,437
10,934	UnitedHealth Group, Inc.	3,336,401
		18,440,065
	Health Care and Social Assistance — 2.0%
7,090	Chemed Corporation	3,391,289

	Information — 18.3%
3,100	Adobe Systems, Inc. (a)	1,386,010
29,070	Comcast Corporation - Class A	1,227,917
15,054	Facebook, Inc. - Class A (a)	3,960,858
25,128	Fidelity National Information Services, Inc.	3,130,697
47,162	Microsoft Corporation	9,548,890
20,103	PayPal Holdings, Inc. (a)	3,741,771
14,588	ResMed, Inc.	2,800,021
13,817	Take-Two Interactive Software, Inc. (a)	2,140,530

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.1% (Continued)
	Information — 18.3% (Continued)
17,198	Visa, Inc. - Class A	$3,125,049
		31,061,743
	Manufacturing — 34.6% (b)
27,479	Abbott Laboratories	2,888,318
3,685	Alphabet, Inc. - Class C (a)	5,973,422
13,413	Amgen, Inc.	2,909,816
100,236	Apple, Inc.	10,911,691
6,966	ASML Holding NV - ADR	2,516,189
27,995	Carrier Global Corp.	934,753
13,937	Caterpillar, Inc.	2,188,806
12,116	Chevron Corporation	842,062
33,051	Edwards Lifesciences Corporation (a)	2,369,426
5,376	Eli Lilly and Company	701,353
25,245	Exxon Mobil Corporation	823,492
5,425	Intuitive Surgical, Inc. (a)	3,618,909
18,020	Johnson & Johnson	2,470,722
10,499	Lam Research Corporation	3,591,498
3,528	Linde Plc	777,360
7,811	Lockheed Martin Corporation	2,734,866
4,733	Masimo Corporation (a)	1,059,340
7,090	NVIDIA Corporation	3,554,642
34,418	Otis Worldwide Corporation	2,109,135
18,890	PepsiCo, Inc.	2,517,848
12,807	Raytheon Technologies Corporation	695,676
6,654	Roper Technologies, Inc.	2,470,896
		58,660,220
	Mining, Quarrying, and Oil and Gas Extraction — 0.3%
14,041	EOG Resources, Inc.	480,764

	Professional, Scientific, and Technical Services — 1.0%
13,572	Alteryx, Inc. - Class A (a)	1,701,250

	Real Estate and Rental and Leasing — 4.6%
15,928	American Tower Corporation	3,657,865
54,038	Bank of America Corporation	1,280,701

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.1% (Continued)
	Real Estate and Rental and Leasing — 4.6% (Continued)
5,955	Netflix, Inc. (a)	$2,833,032
		7,771,598
	Retail Trade — 10.5%
2,653	Amazon.com, Inc. (a)	8,054,906
756	AutoZone, Inc. (a)	853,509
18,687	Dollar General Corporation - Class C	3,900,164
14,165	Home Depot, Inc.	3,777,947
9,081	Walmart, Inc.	1,259,988
		17,846,514
	Transportation and Warehousing — 1.5%
6,544	FedEx Corp.	1,697,971
22,375	Southwest Airlines Co.	884,484
		2,582,455
	Utilities — 2.3%
53,613	NextEra Energy, Inc.	3,925,008

	Wholesale Trade — 4.6%
25,766	Entegris, Inc.	1,926,524
10,146	Pool Corporation	3,549,375
17,162	Procter & Gamble Company	2,352,910
		7,828,809
	TOTAL COMMON STOCKS (Cost $141,149,485)	164,644,232

Contracts		Notional Amount
	PURCHASED OPTIONS (c) — 3.7%
	Call Options — 0.4%
3,100	CBOE Volatility Index, Expiration: 11/18/2020, Exercise Price: $50.00	$11,786,200	$658,750

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 3.7% (Continued)
	Put Options — 3.3%
2,500	Invesco QQQ Trust Series 1, Expiration: 11/20/2020, Exercise Price: $270.00	$67,345,000	$2,562,500
300	S&P 500 Index, Expiration: 11/20/2020, Exercise Price: $3,250.00	98,098,800	2,979,000
			5,541,500
	TOTAL PURCHASED OPTIONS (Cost $6,378,140)		6,200,250
	Total Investments (Cost $147,527,625) — 100.8%		170,844,482
	Liabilities in Excess of Other Assets - (0.8)%		(1,376,380)
	TOTAL NET ASSETS — 100.0%		$169,468,102

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of WRITTEN OPTIONS

October 31, 2020 (Unaudited)

Contracts	Security Description	Notional Value	Value
	WRITTEN OPTIONS (a) — (1.4)%
	Call Options — (0.1)%
(3,100)	CBOE Volatility Index, Expiration: 11/18/2020, Exercise Price: $50.00	$(11,786,200)	$(240,250)

	Put Options — (1.3)%
(2,500)	Invesco QQQ Trust Series 1, Expiration: 11/20/2020, Exercise Price: $270.00	(67,345,000)	(1,006,250)
(300)	S&P 500 Index, Expiration: 11/20/2020, Exercise Price: $3,250.00	(98,098,800)	(1,101,000)
			(2,107,250)
	TOTAL WRITTEN OPTIONS (Premiums Received $2,716,791)		$(2,347,500)

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.4%
	Administrative and Support and Waste Management and Remediation Services — 2.3%
7,427	Barrett Business Services, Inc.	$440,050
22,696	Kforce, Inc.	787,551
		1,227,601
	Arts, Entertainment, and Recreation — 1.5%
10,227	Boyd Gaming Corporation	324,401
3,267	Churchill Downs, Inc.	487,273
		811,674
	Construction — 2.1%
10,758	Comfort Systems USA, Inc.	492,716
14,325	MDC Holdings, Inc.	623,424
		1,116,140
	Finance and Insurance — 16.2%
22,853	Americold Realty Trust	827,964
11,375	Amerisafe, Inc.	670,897
24,006	German American Bancorp, Inc.	724,261
21,294	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	891,154
5,733	Hanover Insurance Group, Inc.	548,419
4,665	Hingham Institution for Savings	942,190
7,644	Independent Bank Corporation	437,925
16,747	Lakeland Financial Corporation	856,274
11,193	Preferred Bank	378,659
4,496	Primerica, Inc.	495,639
16,001	Washington Trust Bancorp, Inc.	540,354
37,159	West BanCorp, Inc.	616,468
19,386	Western Alliance Bancorp	798,703
		8,728,907
	Health Care and Social Assistance — 8.1%
2,868	Chemed Corporation	1,371,822
11,830	Encompass Health Corporation	725,297
24,137	Ensign Group, Inc.	1,420,221
10,663	US Physical Therapy, Inc.	845,896
		4,363,236

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Information — 4.4%
19,510	EVERTEC, Inc.	$649,293
63,078	Magic Software Enterprises, Ltd.	793,521
33,790	Sapiens International Corporation NV	916,723
		2,359,537
	Management of Companies and Enterprises — 2.8%
23,359	ServisFirst Bancshares, Inc.	861,947
17,278	Stock Yards Bancorp, Inc.	660,365
		1,522,312
	Manufacturing — 29.6% (a)
7,735	AptarGroup, Inc.	882,486
19,872	Arcosa, Inc.	917,490
5,551	Carlisle Companies, Inc.	687,602
7,475	Columbia Sportswear Company	557,560
11,194	Dolby Laboratories, Inc. - Class A	840,446
11,890	Hasbro, Inc.	983,541
7,251	Hill-Rom Holdings, Inc.	660,349
5,096	Hubbell, Inc.	741,519
6,734	Kadant, Inc.	775,218
30,990	Knoll, Inc.	355,145
17,039	Marine Products Corporation	270,239
3,790	Medifast, Inc.	532,457
6,205	MKS Instruments, Inc.	672,560
5,096	Nordson Corporation	985,719
14,048	Owens Corning	919,723
4,914	Reliance Steel & Aluminum Company	535,577
10,829	RPM International, Inc.	916,891
9,282	Sonoco Products Company	453,797
82,746	Tecnoglass, Inc.	373,185
4,105	Thor Industries, Inc.	347,201
12,931	Toro Company	1,061,635
19,768	Turning Point Brands, Inc.	740,707
14,053	UFP Industries, Inc.	701,385
		15,912,432
	Mining, Quarrying, and Oil and Gas Extraction — 0.8%
49,813	Brigham Minerals, Inc. - Class A	439,351

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Professional, Scientific, and Technical Services — 4.6%
9,600	Booz Allen Hamilton Holding Corporation	$753,600
7,646	ICF International, Inc.	499,972
110,872	National CineMedia, Inc.	220,081
44,944	NIC, Inc.	1,007,644
		2,481,297
	Real Estate and Rental and Leasing — 8.6%
32,851	CareTrust REIT, Inc.	561,752
18,419	Community Healthcare Trust, Inc.	852,800
6,137	EastGroup Properties, Inc.	816,712
33,862	Essential Properties Realty Trust, Inc.	559,400
41,056	Ladder Capital Corporation	307,920
17,932	National Storage Affiliates Trust	607,715
60,266	Newmark Group, Inc. - Class A	285,360
14,292	NexPoint Residential Trust, Inc.	633,421
		4,625,080
	Retail Trade — 1.3%
13,077	Aaron’s Holdings Company, Inc.	683,404

	Transportation and Warehousing — 2.3%
3,399	Allegiant Travel Company	458,049
12,376	Forward Air Corporation	779,317
		1,237,366
	Utilities — 7.4%
73,437	Algonquin Power & Utilities Corporation	1,112,571
30,364	Atlantica Sustainable Infrastructure plc	895,434
15,826	California Water Service Group	705,365
20,616	NextEra Energy Partners LP	1,294,685
		4,008,055

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.4% (Continued)
	Wholesale Trade — 6.4%
11,730	Entegris, Inc.	$877,052
3,788	Pool Corporation	1,325,156
5,520	Watsco, Inc.	1,237,253
		3,439,461
	TOTAL COMMON STOCKS (Cost $51,204,958)	52,955,853
	Total Investments (Cost $51,204,958) — 98.4%	52,955,853
	Other Assets in Excess of Liabilities — 1.6%	873,849
	TOTAL NET ASSETS — 100.0%	$53,829,702

Percentages are stated as a percent of net assets.

(a)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

October 31, 2020 (Unaudited)

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF
ASSETS
Investments in securities, at value*	$150,570,619	$482,605,857
Cash	1,188,502	6,103,084
Receivable for securities sold	—	5,179,110
Deposit at broker for options	1,389,367	1,748,458
Dividends and interest receivable	182,844	—
Total assets	153,331,332	495,636,509

LIABILITIES
Written options, at value (premiums received, $743,471 and $0)	592,000	—
Payable for securities purchased	—	6,030,559
Management fees payable	101,063	278,147
Total liabilities	693,063	6,308,706

NET ASSETS	$152,638,269	$489,327,803

Net Assets Consist of:
Paid-in capital	$146,409,762	$461,164,934
Total distributable earnings (accumulated deficit)	6,228,507	28,162,869
Net assets	$152,638,269	$489,327,803

Net Asset Value:
Net assets	$152,638,269	$489,327,803
Shares outstanding^	5,850,000	16,200,000
Net asset value, offering and redemption price per share	$26.09	$30.21

* Identified Cost:
Investment in securities	$137,554,299	$475,364,933

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

October 31, 2020 (Unaudited) (Continued)

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
ASSETS
Investments in securities, at value*	$170,844,482	$52,955,853
Cash	304,337	989,271
Receivable for securities sold	—	417,063
Deposit at broker for options	691,485	—
Dividends and interest receivable	89,591	35,338
Total assets	171,929,895	54,397,525

LIABILITIES
Written options, at value (premiums received, $2,716,791 and $0)	2,347,500	—
Payable for securities purchased	—	532,495
Management fees payable	114,293	35,328
Total liabilities	2,461,793	567,823

NET ASSETS	$169,468,102	$53,829,702

Net Assets Consist of:
Paid-in capital	$185,297,313	$59,499,824
Total distributable earnings (accumulated deficit)	(15,829,211)	(5,670,122)
Net assets	$169,468,102	$53,829,702

Net Asset Value:
Net assets	$169,468,102	$53,829,702
Shares outstanding^	5,141,755	2,275,000
Net asset value, offering and redemption price per share	$32.96	$23.66

* Identified Cost:
Investment in securities	$147,527,625	$51,204,958

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Six-Months Ended October 31, 2020 (Unaudited)

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF
INCOME
Dividends	$1,199,607	$3,511,414
Total investment income	1,199,607	3,511,414

EXPENSES
Management fees	525,069	1,301,198
Interest expense	357	7,978
Total expenses	525,426	1,309,176
Net investment income (loss)	674,181	2,202,238

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(6,699,741)	934,292
Written options	5,458,252	—

Change in unrealized appreciation (depreciation) on:
Investments	12,108,693	4,263,504
Written options	(1,366,193)	—
Net realized and unrealized gain (loss) on investments	9,501,011	5,197,796
Net increase (decrease) in net assets resulting from operations	$10,175,192	$7,400,034

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Six-Months Ended October 31, 2020 (Unaudited) (Continued)

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
INCOME
Dividends (1)	$862,533	$468,864
Total investment income	862,533	468,864

EXPENSES
Management fees	610,795	192,854
Interest expense	201	—
Total expenses	610,996	192,854
Net investment income (loss)	251,537	276,010

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(7,894,870)	(265,125)
Written options	4,836,862	—

Change in unrealized appreciation (depreciation) on:
Investments	14,569,758	6,761,294
Written options	369,291	—
Net realized and unrealized gain (loss) on investments	11,881,041	6,496,169
Net increase (decrease) in net assets resulting from operations	$12,132,578	$6,772,179

(1)	Net of foreign taxes withheld of $0 and $10,699, respectively.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2020 (Unaudited)	Period Ended April 30, 2020(1)
OPERATIONS
Net investment income (loss)	$674,181	$1,626,943
Net realized gain (loss) on investments and written options	(1,241,489)	(5,899,827)
Change in unrealized appreciation (depreciation) on investments and written options	10,742,500	2,425,291
Net increase (decrease) in net assets resulting from operations	10,175,192	(1,847,593)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(580,789)	(1,518,391)
Total distributions to shareholders	(580,789)	(1,518,391)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	35,232,440	116,335,650
Payments for shares redeemed	(5,158,240)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	30,074,200	116,335,650
Net increase (decrease) in net assets	$39,668,603	$112,969,666

NET ASSETS
Beginning of period	$112,969,666	$—
End of period	$152,638,269	$112,969,666

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,350,000	4,700,000
Redemptions	(200,000)	—
Net increase (decrease)	1,150,000	4,700,000

(1)	Fund commenced operations on July 9, 2019. The information presented is for the period from July 9, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$2,202,238	$3,281,911
Net realized gain (loss) on investments	934,292	19,665,686
Change in unrealized appreciation (depreciation) on investments	4,263,504	551,982
Net increase (decrease) in net assets resulting from operations	7,400,034	23,499,579

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(2,253,251)	(5,108,936)
Total distributions to shareholders	(2,253,251)	(5,108,936)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	227,203,760	139,592,880
Payments for shares redeemed	(3,051,450)	(2,649,850)
Net increase (decrease) in net assets derived from capital share transactions (a)	224,152,310	136,943,030
Net increase (decrease) in net assets	$229,299,093	$155,333,673

NET ASSETS
Beginning of period/year	$260,028,710	$104,695,037
End of period/year	$489,327,803	$260,028,710

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	7,450,000	5,000,000
Redemptions	(100,000)	(100,000)
Net increase (decrease)	7,350,000	4,900,000

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$251,537	$820,895
Net realized gain (loss) on investments and written options	(3,058,008)	(3,873,335)
Change in unrealized appreciation (depreciation) on investments and written options	14,939,049	4,899,298
Net increase (decrease) in net assets resulting from operations	12,132,578	1,846,858

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(377,410)	(807,008)
Total distributions to shareholders	(377,410)	(807,008)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	29,807,985	86,081,430
Proceeds from shares issued in connection with reorganization (1)	—	28,903,875
Payments for shares redeemed	(3,344,520)	(54,841,165)
Net increase (decrease) in net assets derived from capital share transactions (a)	26,463,465	60,144,140
Net increase (decrease) in net assets	$38,218,633	$61,183,990

NET ASSETS
Beginning of period/year	$131,249,469	$70,065,479
End of period/year	$169,468,102	$131,249,469

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	900,000	2,850,000
Shares issued in connection with reorganization (1)	—	941,755
Redemptions	(100,000)	(1,800,000)
Net increase (decrease)	800,000	1,991,755

(1)	Shares of Aptus Fortified Value ETF converted into shares of the Fund on December 27, 2019.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS
Net investment income (loss)	$276,010	$958,963
Net realized gain (loss) on investments	(265,125)	(3,582,828)
Change in unrealized appreciation (depreciation) on investments	6,761,294	(6,332,849)
Net increase (decrease) in net assets resulting from operations	6,772,179	(8,956,714)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net income	(190,000)	(1,046,349)
Return of capital	—	(99,490)
Total distributions to shareholders	(190,000)	(1,145,839)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,991,588	37,380,300
Payments for shares redeemed	(3,136,997)	(29,762,332)
Transaction fees (Note 7)	—	548
Net increase (decrease) in net assets derived from capital share transactions (a)	2,854,591	7,618,516
Net increase (decrease) in net assets	$9,436,770	$(2,484,037)

NET ASSETS
Beginning of period/year	$44,392,932	$46,876,969
End of period/year	$53,829,702	$44,392,932

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	250,000	1,475,000
Redemptions	(150,000)	(1,175,000)
Net increase (decrease)	100,000	300,000

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended October 31, 2020 (Unaudited)		Period Ended April 30, 2020(1)
Net asset value, beginning of period	$24.04		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.13		0.49
Net realized and unrealized gain (loss) on investments	2.03		(1.01)
Total from investment operations	2.16		(0.52)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.11)		(0.44)
Total distributions	(0.11)		(0.44)

Net asset value, end of period	$26.09		$24.04
Total return	9.03	%(3)	-2.14	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$152,638		$112,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79	%(4)
Net investment income (loss) to average net assets	1.01	%(4)	2.46	%(4)
Portfolio turnover rate (5)	26	%(3)	170	%(3)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of period/year	$29.38		$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(3)	0.47		0.55	0.35
Net realized and unrealized gain (loss) on investments	0.54		3.14	1.90
Total from investment operations	1.01		3.69	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.18)		(0.50)	(0.27)
Net realized gain	—		(0.32)	(0.47)
Total distributions	(0.18)		(0.82)	(0.74)
Net asset value, end of period/year	$30.21		$29.38	$26.51
Total return	3.42	%(4)	14.12%	9.23	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$489,328		$260,029	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (5)	0.69	%(6)	0.69%	0.69	%(6)
Net investment income (loss) to average net assets (3)	1.17	%(6)	1.97%	1.86	%(6)
Portfolio turnover rate (7)	19	%(4)	78%	21	%(4)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(1)
Net asset value, beginning of year/period	$30.23		$29.82	$32.49	$26.57	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.05		0.28	0.29	0.05	0.28
Net realized and unrealized gain (loss) on investments	2.68		0.39 (3)	(2.72)	5.97	1.47
Total from investment operations	2.73		0.67	(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.26)	(0.24)	(0.10)	(0.18)
Total distributions	—		(0.26)	(0.24)	(0.10)	(0.18)
Net asset value, end of period/year	$32.96		$30.23	$29.82	$32.49	$26.57
Total return	9.30	%(4)	2.27%	-7.64%	22.68%	7.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$169,468		$131,249	$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(5)	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	0.33	%(5)	0.94%	0.91%	0.17%	1.21	%(5)
Portfolio turnover rate (6)	27	%(4)	230%	321%	124%	144	%(4)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of period/year	$20.41		$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.13		0.48	0.38
Net realized and unrealized gain (loss) on investments	3.21		(4.53)	(0.08	)(3)
Total from investment operations	3.34		(4.05)	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.09)		(0.49)	(0.30)
Return of capital	—		(0.05)	—
Total distributions	(0.09)		(0.54)	(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		0.00 (4)	0.00	(4)

Net asset value, end of period/year	$23.66		$20.41	$25.00
Total return	16.38	%(5)	-16.46%	1.34	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$53,830		$44,393	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(6)	0.79%	0.79	%(6)
Net investment income (loss) to average net assets	1.13	%(6)	1.94%	2.01	%(6)
Portfolio turnover rate (7)	28	%(5)	56%	31	%(5)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005. See Note 7.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

October 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Collared Income Opportunity ETF is a non-diversified series and Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019, and its investment objective is to seek current income and capital appreciation. Aptus Drawdown Managed Equity ETF commenced operations on June 8, 2016, and its investment objective is to seek capital appreciation with downside protection. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

The end of the reporting period for the Funds is October 31, 2020 and the period covered by these Notes to Financial Statements is the six-month period from May 1, 2020 to October 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$146,598,619	$—	$—	$146,598,619
Purchased Options	—	3,972,000	—	3,972,000
Total Investments in Securities	$146,598,619	$3,972,000	$—	$150,570,619

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$592,000	$—	$592,000
Total Written Options	$—	$592,000	$—	$592,000

^	See Schedule of Investments for breakout of investments by sector classification, contract type and Schedule of Written Options for breakout by contract type.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$455,546,720	$—	$—	$455,546,720
Purchased Options	—	27,059,137	—	27,059,137
Total Investments in Securities	$455,546,720	$27,059,137	$—	$482,605,857

^	See Schedule of Investments for further disaggregation of investment categories and contract type.

Aptus Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$164,644,232	$—	$—	$164,644,232
Purchased Options	—	6,200,250	—	6,200,250
Total Investments in Securities	$164,644,232	$6,200,250	$—	$170,844,482

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$2,347,500	$—	$2,347,500
Total Written Options	$—	$2,347,500	$—	$2,347,500

^	See Schedule of Investments for breakout of investments by sector classification, contract type and Schedule of Written Options for breakout by contract type.

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$52,955,853	$—	$—	$52,955,853
Total Investments in Securities	$52,955,853	$—	$—	$52,955,853

^	See Schedule of Investments for breakout of investments by sector categories and contract type.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for partnerships, merger adjustments, and redemptions in kind. During the fiscal year ended April 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Income Opportunity ETF	$88	$(88)
Aptus Defined Risk ETF	149,123	(149,123)
Aptus Drawdown Managed Equity ETF	(18,732,011)	18,732,011
Opus Small Cap Value ETF	(3,182,329)	3,182,329

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

During the fiscal year ended April 30, 2020, the Funds realized the following in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains/(Losses) from In-Kind Redemptions
Aptus Collared Income Opportunity ETF	$—
Aptus Defined Risk ETF	(149,123)
Aptus Drawdown Managed Equity ETF	6,737,262
Opus Small Cap Value ETF	3,182,329

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Driehaus Capital Management, LLC served as the sub-advisor for the Opus Small Cap Value ETF until November 9, 2019, when the Adviser assumed all roles and responsibilities of the sub-advisor.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Drawdown Managed Equity ETF, Aptus Collared Income Opportunity ETF, and Opus

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

Small Cap Value ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Income Opportunity ETF	$33,168,093	$39,399,225
Aptus Defined Risk ETF	85,119,396	64,325,658
Aptus Drawdown Managed Equity ETF	40,853,830	47,801,313
Opus Small Cap Value ETF	14,666,585	12,912,949

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Income Opportunity ETF	$34,681,017	$5,118,443
Aptus Defined Risk ETF	205,562,939	2,788,756
Aptus Drawdown Managed Equity ETF	29,341,437	3,316,600
Opus Small Cap Value ETF	5,858,147	3,047,513

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2020 were as follows:

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF
Tax cost of investments	$109,226,098	$240,320,681
Gross tax unrealized appreciation	$10,579,632	$4,107,505
Gross tax unrealized depreciation	(8,471,226)	(1,141,078)
Net tax unrealized appreciation (depreciation)	2,108,406	2,966,427
Undistributed ordinary Income	24,581	17,125,674
Undistributed long-term capital gains	—	2,923,985
Accumulated gain (loss)	24,581	20,049,659
Other accumulated gain (loss)	(5,498,883)	—
Distributable earnings (accumulated deficit)	$(3,365,896)	$23,016,086

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
Tax cost of investments	$121,968,237	$46,963,319
Gross tax unrealized appreciation	$12,192,666	$2,338,587
Gross tax unrealized depreciation	(4,716,070)	(7,349,098)
Net tax unrealized appreciation (depreciation)	7,476,596	(5,010,511)
Undistributed ordinary Income	94,764	—
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	94,764	—
Other accumulated gain (loss)	(35,155,739)	(7,241,790)
Distributable earnings (accumulated deficit)	$(27,584,379)	$(12,252,301)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2020, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Aptus Collared Income Opportunity ETF	$2,910,869	$—
Aptus Defined Risk ETF	—	—
Aptus Drawdown Managed Equity ETF	31,564,565	3,591,174
Opus Small Cap Value ETF	5,221,279	2,020,511

Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 (See Note 8) will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the acquired fund may expire without being utilized. Additionally, for five years beginning after the closing date of the reorganization, the Fund will not be allowed to offset certain pre-reorganization built-in gains attributable to the acquired fund (if any) with capital loss carryforwards attributable to the Fund.

The tax character of distributions paid by the Funds during year/period ended April 30, 2020 and year ended April 30, 2019 was as follows:

	Year/Period (1) Ended April 30, 2020		Year Ended April 30, 2019
	Ordinary Income	Return of Capital	Ordinary Income
Aptus Collared Income Opportunity ETF	$1,518,391	$—	$—
Aptus Defined Risk ETF	5,108,936	—	1,980,875
Aptus Drawdown Managed Equity ETF	807,008	—	581,897
Opus Small Cap Value ETF	1,046,349	99,490	311,314

(1)	Information for Aptus Collared Income Opportunity ETF is for the period from July 9, 2019 to April 2020.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF and Aptus Drawdown Managed Equity ETF may purchase call and put options; Aptus Collared Income Opportunity ETF and Aptus Drawdown Managed Equity ETF may also write options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest paid by the Funds, if any, is included as interest expense in the Statements of Operations. As collateral for its written options, the Aptus Collared Income Opportunity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Income Opportunity ETF	$1,479,543
Aptus Defined Risk ETF	22,659,211
Aptus Drawdown Managed Equity ETF	2,228,752

Written Options
Aptus Collared Income Opportunity ETF	$(1,410,980)
Aptus Drawdown Managed Equity ETF	(603,679)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is follows:

		Asset Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$3,972,000
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in securities, at value	27,059,137
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in securities, at value	6,200,250

		Liability Derivatives
Fund	Derivatives	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(592,000)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(2,347,500)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	$8,120,050	*	$793,844	**
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	5,458,252		(1,366,193)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	3,178,829	*	(569,795	)**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(11,616,244	)*	(590,141	)**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	4,836,862		369,291

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, and Aptus Drawdown Managed Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2020 (Unaudited) (Continued)

Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets.

NOTE 8 – RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Other Investment Companies Risk. The risks of the Aptus Defined Risk ETF investing in investment companies, such as the Underlying Bond ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Aptus ETFs

Expense Examples

For the Six-Months Ended October 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES

For the Six-Months Ended October 31, 2020 (Unaudited) (Continued)

Aptus Collared Income Opportunity ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,090.30	$4.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

Aptus Defined Risk ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,034.20	$3.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.73	$3.52

Aptus Drawdown Managed Equity ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,093.00	$4.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

Opus Small Cap Value ETF

	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,163.80	$4.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.69%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Aptus ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Aptus ETFs

Federal Tax Information
(Unaudited)

For the fiscal year ended April 30, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	99.94%
Opus Small Cap Value ETF	99.41%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2020 was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	90.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Income Opportunity ETF	0.00%
Aptus Defined Risk ETF	41.37%
Aptus Drawdown Managed Equity ETF	0.00%
Opus Small Cap Value ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Aptus ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

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Adviser

Aptus Capital Advisors, LLC

265 Young Street

Fairhope, Alabama 36532

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222	Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388

Aptus Drawdown Managed Equity ETF Symbol – ADME CUSIP – 26922A784	Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/5/2021

*	Print the name and title of each signing officer under his or her signature.